Accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of accounts payable

	December 31,
Description	2023	2022

Accounts payable	3,077,225	3,034,799
Accounts payable – Notes	401,702	—
Accounts payable – Convertible to equity	119,841	—
	3,598,768	3,034,799

Current	2,277,841	2,517,828
Non-current	1,320,927	516,971
21.3Movement of accounts payable
21.3.1Accounts payable – Notes

Description	December 31, 2022	Addition	Interest incurred	Foreign currency exchange	December 31, 2023

Financing with accounts payable – Notes	—	401,824	8,357	(8,479)	401,702
Total	—	401,824	8,357	(8,479)	401,702

Current	—				11,624
Non-current	—				390,078
21.3.2Accounts payable – Convertible to equity

Description	December 31, 2022	Addition	Interest incurred	Foreign currency exchange	December 31, 2023

Financing with accounts payable – Convertible to equity	—	118,809	3,347	(2,315)	119,841
Total	—	118,809	3,347	(2,315)	119,841

Non-current	—				119,841